Strategic Advisers Emerging Markets Fund

Supplement to the
Strategic Advisers® Emerging Markets Fund
April 28, 2012
Prospectus

The following information supplements similar information under the heading "Principal Investment Risks" in the "Fund Summary" section on page 5.

  Multiple Sub-Adviser Risk. Separate investment decisions and the resulting purchase and sale activities of the fund's sub-advisers might adversely affect the fund's performance or lead to disadvantageous tax consequences.